CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Contractual Commitments [Abstract]
Disclosure of maturity analysis for lease liabilities
The following table summarizes the partnership’s undiscounted maturity schedule for lease obligations as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Lease obligations
Less than 1 year	$368	$355
1 to 5 years	920	856
5+ years	843	959
Total	$2,131	$2,170
The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Lease earnings receivable
Less than 1 year	$877	$843
2 to 5 years	1,110	978
5+ years	332	409
Total	$2,319	$2,230